Property, Plant and Equipment	12 Months Ended
Dec. 31, 2015
Disclosure Text Block
Property, Plant and Equipment

Note 9 Property, Plant and Equipment

Property, plant and equipment in service and under construction, and related accumulated depreciation and amortization, as of December 31, 2015 and 2014 were as follows:

December 31,	Useful Lives (Years)	2015	2014
(Dollars in thousands)
Land	N/A	$35,535	$35,031
Buildings	20	295,282	296,502
Leasehold and land improvements	1-30	1,102,991	1,086,718
Cell site equipment	7-25	3,382,743	3,269,609
Switching equipment	5-8	960,091	960,377
Office furniture and equipment	3-5	502,362	553,630
Other operating assets and equipment	3-5	78,714	89,663
System development	1-7	1,169,170	1,042,195
Work in process	N/A	141,848	125,015
		7,668,736	7,458,740
Accumulated depreciation and amortization		(5,019,803)	(4,730,523)
		$2,648,933	$2,728,217

Depreciation and amortization expense totaled $595.5 million, $593.2 million and $791.1 million in 2015, 2014 and 2013, respectively.  In 2015, 2014 and 2013, (Gain) loss on asset disposals, net included charges of $16.3 million, $21.5 million and $30.6 million, respectively, related to disposals of assets, trade-ins of older assets for replacement assets and other retirements of assets from service in the normal course of business.